Equity-accounted investees - Shareholder loans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Borrowings	$ 1,712,180,000	$ 1,273,413,000	$ 1,744,859,000
Joint ventures
Disclosure of joint ventures [line items]
Facility size	39,513,000	90,360,000
Borrowings	39,437,000	89,991,000
Carrying value | Joint ventures
Disclosure of joint ventures [line items]
Borrowings	39,513,000	90,360,000
TI Asia Ltd revolving loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional Value	54,000,000
Facility size	9,699,000	22,179,000
Borrowings	9,681,000	22,088,000
TI Asia Ltd revolving loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 9,699,000	22,179,000
TI Asia Ltd revolving loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Asia Ltd loan | TI Asia Ltd
Disclosure of joint ventures [line items]
Notional Value	$ 54,000,000
Facility size	9,699,000	22,179,000
Borrowings	9,681,000	22,088,000
TI Asia Ltd loan | Carrying value | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 9,699,000	22,179,000
TI Asia Ltd loan | LIBOR | TI Asia Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd revolving loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value	$ 56,000,000
Facility size	10,058,000	23,001,000
Borrowings	10,038,000	22,908,000
TI Africa Ltd revolving loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 10,058,000	23,001,000
TI Africa Ltd revolving loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%
TI Africa Ltd loan | TI Africa Ltd
Disclosure of joint ventures [line items]
Notional Value	$ 56,000,000
Facility size	10,058,000	23,001,000
Borrowings	10,038,000	22,908,000
TI Africa Ltd loan | Carrying value | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings	$ 10,058,000	$ 23,001,000
TI Africa Ltd loan | LIBOR | TI Africa Ltd
Disclosure of joint ventures [line items]
Borrowings, adjustment to interest rate basis	2.00%